Future Policy Benefits and Claims - Corporate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Present value of expected future policy benefit payments
Future policy benefits	$ 31,920.9	$ 29,022.1		$ 36,928.3
Corporate | Long-term care insurance
Present value of expected net premiums
Balance at beginning of period, Present value of expected net premiums	64.6	62.8
Effect of changes in discount rate assumptions at beginning of period	(3.6)	(14.0)	$ 17.6
Balance at beginning of period at original discount rate	61.0	48.8	49.1
Effect of changes in cash flow assumptions	(13.3)	10.0		2.8
Effect of actual variances from expected experience	(5.7)	4.1		(0.8)
Adjusted beginning of period balance at original discount rate	42.0	62.9		51.1
Interest accrual	2.9	3.3	2.9
Net premiums collected	(5.1)	(5.2)	(5.2)
Balance at end of period at original discount rate	39.8	61.0	48.8
Effect of changes in discount rate assumptions at end of period	3.0	3.6	14.0
Balance at end of period, Present value of expected net premiums	42.8	64.6	62.8
Present value of expected future policy benefit payments
Balance at beginning of period, Present value of expected future policy benefit payments	248.1	297.5	324.3
Effect of changes in discount rate assumptions at beginning of period	(18.9)	(89.5)	(111.1)
Balance at beginning of period at original discount rate	229.2	208.0	213.2
Effect of changes in cash flow assumptions	(40.5)	17.2		0.5
Effect of actual variances from expected experience	2.5	3.7		(4.6)
Adjusted beginning of period balance at original discount rate	191.2	228.9		209.1
Interest accrual	12.5	13.1	12.4
Benefit payments	(14.2)	(12.8)	(13.5)
Balance at end of period at original discount rate	189.5	229.2	208.0
Effect of changes in discount rate assumptions at end of period	20.0	18.9	89.5
Balance at end of period, Present value of expected future policy benefit payments	209.5	248.1	297.5
Future policy benefits	166.7	183.5	234.7	$ 257.6
Reinsurance Impact	$ (166.7)	$ (183.5)	$ (234.7)
Weighted-average duration for future policy benefits (in years)	10 years 4 months 24 days	11 years 9 months 18 days
Increase (decrease) to LFPB due to effect of changes in discount rate assumptions	$ 1.7	$ (60.2)